Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	$ 15,336	$ 7,439	$ 5,853
Increase relating to current year tax positions	12,358	10,074	1,789
Decrease relating to expiration of applicable statute of limitations	(3,510)	(2,205)	(489)
Foreign currency translation adjustments	572	28	286
Balance at end of year	$ 24,756	$ 15,336	$ 7,439